Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

Victory Funds

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 15 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.43%	0.38%	0.55%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.52%	2.22%	1.39%
Fee Waivers and Expense Reimbursement	[3]	(0.38%)	(0.33%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[3]	1.14%	1.89%	0.89%
[1]	Restated to reflect current contractual fees.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund's Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	955	1,287	2,220
Class C	292	629	1,128	2,501
Class I	91	339	662	1,579

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class C | USD ($)	192	629	1,128	2,501

If you wish to obtain more information, please call the Victory Funds at 800-539-3863. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.